Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Feb. 19, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of shares, Beginning		7,003,598	8,695,023
Number of retirement of outstanding treasury shares		1,691,425	1,946,853
Number of shares, Ending		5,312,173	7,003,598
Amount, Beginning		₩ 1,550,862
Amount, Acquisition of treasury shares			₩ 92,311
Retirement of treasury stock	₩ (635,100)	(374,546)	(431,107)
Amount, Ending		₩ 1,176,316	₩ 1,550,862
Treasury shares [member]
Number of shares, Beginning		7,003,598	8,695,023
Number of shares, Acquisition of treasury shares		0	255,428
Number of retirement of outstanding treasury shares		(1,691,425)	(1,946,853)
Number of shares, Ending		5,312,173	7,003,598
Amount, Beginning		₩ 1,550,862	₩ 1,889,658
Amount, Acquisition of treasury shares		0	92,311
Retirement of treasury stock		(374,546)	(431,107)
Amount, Ending		₩ 1,176,316	₩ 1,550,862